ACCOUNTS RECEIVABLE, NET	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Credit Loss [Abstract]
ACCOUNTS RECEIVABLE, NET

4. ACCOUNTS RECEIVABLE, NET

Accounts receivable consisted of the following, and the Company determined that based on the aging of the customer accounts, coverage of credit insurance, customer concentrations, customer credit-worthiness, historical and current economic trends, supportable and reasonable forecast and changes in its customer payment patterns, the allowance for credit losses assessed to be immaterial.

	As of
	June 30, 2025	December 31, 2024
Accounts receivable	$2,499,902	$1,506,894

4. ACCOUNTS RECEIVABLE

As of December 31, 2024 and 2023, accounts receivable consisted of the following, and the Company determined that based on the aging of the customer accounts, coverage of credit insurance, customer concentrations, customer credit-worthiness, historical and current economic trends and changes in its customer payment patterns, the allowance for credit losses assessed to be zero.

	As of
	December 31, 2024	December 31, 2023
Accounts receivable	$1,506,894	$2,532,551